UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               April 30th


Item #1.  Reports to Stockholders.

SATUIT CAPITAL MICRO CAP FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2007 and held for the six months ended April 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         November 1, 2007
CLASS A                                                 November 1, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 767.10                    $ 8.57
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,015.25                   $ 9.77



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         November 1, 2007
CLASS C                                                 November 1, 2007             April 30, 2008         through April 30, 2008


Actual                                                      $ 1,000                     $ 764.30                    $ 11.84
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,011.50                   $ 13.50


*- Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.


               SATUIT CAPITAL MICRO CAP FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF APRIL 30, 2008 (UNAUDITED)



                    [ PORTFOLIO HOLDINGS bar chart goes here ]


Aerospace/Defence               1.16%
Building/Construction           0.63%
Commerical Services             1.01%
Computer Software/Storage       7.15%
Electronic/Equipment            3.74%
Energy                          2.09%
Entertainment                   1.07%
Environmental                   1.17%
Financial                       9.27%
Healthcare                     15.01%
Industrial                      2.39%
Internet                        4.92%
Manufacturing                   1.42%
Metal Processor                 2.48%
Oil & Gas                      10.36%
Retail                          1.64%
Semi-Conductors                 5.91%
Tech                            4.68%
Telecommunications              3.38%
Transportation                  5.74%

[end bar chart]

                         SATUIT CAPITAL MICRO CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             85.22%

                AEROSPACE/DEFENSE:                                                                          1.16%
   43,700       Ducommun, Inc.*                                                                                         $ 1,423,746
                                                                                                                     --------------

                BUILDING/CONSTRUCTION:                                                                      0.63%
   56,700       Orion Marine Group, Inc.*+                                                                                  775,089
                                                                                                                     --------------

                COMMERCIAL SERVICES:                                                                        1.01%
   41,400       Team, Inc.*                                                                                               1,230,822
                                                                                                                     --------------

                COMPUTER SOFTWARE/STORAGE:                                                                  7.15%
   102,600      Double-Take Software, Inc.*                                                                               1,526,688
   231,600      Intervoice, Inc.*+                                                                                        1,452,132
   134,633      Iris International, Inc. *                                                                                1,836,394
   98,900       JDA Software Group*                                                                                       1,869,210
   152,000      Smith Micro Software, Inc.*+                                                                              1,311,760
   67,500       Vitrusa Corp*                                                                                               748,575
                                                                                                                     --------------
                                                                                                                          8,744,759
                                                                                                                     --------------

                ELECTRONIC/EQUIPMENT:                                                                       3.74%
   39,300       American Science & Engineering, Inc.                                                                      1,915,089
   88,950       Harbin Electric, Inc.*+                                                                                   1,418,753
   665,000      RAE Systems, Inc.*+                                                                                       1,024,100
   29,070       Taser International Inc.*+                                                                                  216,862
                                                                                                                     --------------
                                                                                                                          4,574,804
                                                                                                                     --------------

                ENERGY:                                                                                     2.09%
   11,000       Dawson Geophysical Co.*                                                                                     795,740
   15,700       Headwaters, Inc.*+                                                                                          179,451
   191,500      Ram Energy Resources, Inc.*                                                                                 967,075
   28,000       Rex Energy Corp.*+                                                                                          607,600
                                                                                                                     --------------
                                                                                                                          2,549,866
                                                                                                                     --------------

                ENTERTAINMENT:                                                                              1.07%
   69,700       Rick's Cabaret International, Inc.*+                                                                      1,310,360
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                ENVIRONMENTAL:                                                                              1.17%
   132,600      ADA-ES Inc.*+                                                                                           $ 1,429,428
                                                                                                                     --------------

                FINANCIAL:                                                                                  9.27%
   122,700      Amerisafe Inc.*+                                                                                          1,749,702
   107,200      AmTrust Financial Services, Inc.                                                                          1,666,960
   72,600       Asta Financial Inc.+                                                                                      1,036,002
   71,875       CastlePoint Holdings, Ltd.                                                                                  661,250
   66,000       City Bank Lynnwood WA+                                                                                    1,195,920
   64,900       Darwin Professional Underwriters, Inc.*+                                                                  1,606,275
   68,800       First Mercury Financial Corporation*+                                                                     1,087,040
   180,250      Five Star Quality Care, Inc.*                                                                             1,081,500
    3,100       Lakeland Bancorp, Inc.+                                                                                      48,019
   51,200       Tower Group, Inc.+                                                                                        1,202,688
                                                                                                                     --------------
                                                                                                                         11,335,356
                                                                                                                     --------------

                HEALTHCARE:                                                                                15.01%
   88,502       American Physicians Service Group, Inc.                                                                   1,918,723
   190,600      Bio-Imaging Technologies, Inc.*                                                                           1,486,680
   274,234      Biosphere Medical Inc.*+                                                                                  1,069,513
   60,200       Cynosure Inc. Class A*+                                                                                   1,566,404
   143,500      Freeseas, Inc.                                                                                              985,845
   139,370      IntegraMed America, Inc.*                                                                                 1,370,007
   112,000      Merit Medical Systems, Inc.*+                                                                             1,647,520
   82,800       Natus Medical, Inc.*+                                                                                     1,628,676
   637,800      PHC, Inc. - Class A*                                                                                      1,881,510
   101,300      Skilled Healthcare Group, Inc.*+                                                                          1,225,730
   96,500       Sun Healthcare Group, Inc.*                                                                               1,268,975
   80,000       US Physical Therapy, Inc.*                                                                                1,246,400
   75,000       Virtual Radiologic Corp.*+                                                                                1,047,750
                                                                                                                     --------------
                                                                                                                         18,343,733
                                                                                                                     --------------

                INDUSTRIAL:                                                                                 2.39%
   27,900       Hurco Companies, Inc.*                                                                                    1,277,541
   126,700      Metalico, Inc.*+                                                                                          1,642,032
                                                                                                                     --------------
                                                                                                                          2,919,573
                                                                                                                     --------------

                INTERNET:                                                                                   4.92%
   148,400      Eresearch Technology*                                                                                     1,807,512
   110,700      Greenfield Online, Inc.*                                                                                  1,263,087



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                INTERNET (continued):
   135,593      Interwoven, Inc.*                                                                                       $ 1,526,777
   209,700      S1 Corporation*                                                                                           1,417,572
                                                                                                                     --------------
                                                                                                                          6,014,948
                                                                                                                     --------------

                MANUFACTURING:                                                                              1.42%
   67,105       G-III Apparel Group, Ltd.*+                                                                                 989,799
   91,895       Landec Corp.*                                                                                               745,268
                                                                                                                     --------------
                                                                                                                          1,735,067
                                                                                                                     --------------

                METAL PROCESSOR:                                                                            2.48%
   31,800       Dynamic Materials Co.+                                                                                    1,495,554
    4,872       Dynamex, Inc.*                                                                                              121,391
   117,000      Eagle Test Systems, Inc.*+                                                                                1,412,190
                                                                                                                     --------------
                                                                                                                          3,029,135
                                                                                                                     --------------

                OIL & GAS:                                                                                 10.36%
   325,000      Boots & Coots International Well Control, Inc.*                                                             669,500
   37,200       Callon Petroleum*                                                                                           744,000
   23,000       EV Energy Partners LP+                                                                                      614,560
   99,388       Evolution Petroleum Corp.*+                                                                                 495,946
   22,900       GMX Resources, Inc.*+                                                                                       832,186
   18,785       Gulfmark Offshore, Inc.*                                                                                  1,123,343
   96,400       Interoil Corporation*+                                                                                    1,820,996
   49,500       Mitcham Industries, Inc.*                                                                                   925,650
   14,400       Natco Group, Inc. - A*+                                                                                     728,640
   36,850       Natural Gas Services Group*                                                                                 917,565
   807,628      Particle Drilling Technologies, Inc.*                                                                     1,631,409
   75,000       T.G.C. Industries, Inc.*+                                                                                   546,002
   13,300       T-3 Energy Service, Inc.*                                                                                   702,240
   71,470       Txco Resources, Inc.*+                                                                                      913,387
                                                                                                                     --------------
                                                                                                                         12,665,424
                                                                                                                     --------------

                RETAIL:                                                                                     1.64%
   173,400      Sport Supply Group, Inc.*                                                                                 2,002,789
                                                                                                                     --------------

                SEMI-CONDUCTORS:                                                                            5.91%
   180,300      02Micro International Limited ADR*                                                                        1,368,477
   250,400      Advanced Analogic Technologies Inc.*+                                                                     1,732,768
   390,524      Catalyst Semiconductor, Inc.*                                                                             1,663,632



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SEMI-CONDUCTORS (continued):
   210,700      Intellon Corp.*                                                                                         $ 1,158,850
   181,000      Ixys Corporation*+                                                                                        1,297,770
                                                                                                                     --------------
                                                                                                                          7,221,497
                                                                                                                     --------------

                TECH:                                                                                       4.68%
    8,160       Digi International, Inc.*                                                                                    67,238
   150,700      Globecomm Systems, Inc.*                                                                                  1,338,216
   110,200      i2 Technologies, Inc.*                                                                                    1,157,100
   91,600       NCI, Inc.*                                                                                                1,932,760
   61,980       Xyratex, Ltd.*                                                                                            1,219,147
                                                                                                                     --------------
                                                                                                                          5,714,461
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         3.38%
   81,300       Cbeyond, Inc.*+                                                                                           1,604,862
   183,700      China Techfaith Wireless, Ltd.*                                                                             999,328
   356,000      Symmetricom, Inc.*+                                                                                       1,527,240
                                                                                                                     --------------
                                                                                                                          4,131,430
                                                                                                                     --------------

                TRANSPORTATION:                                                                             5.74%
   116,000      Commercial Vehicle Group, Inc.*+                                                                          1,397,800
   103,800      General Steel Holdings, Inc.*+                                                                            1,160,484
   43,600       Paragon Shipping Inc. - Class A                                                                             749,484
   93,203       Providence & Worcester Railroad Co.+                                                                      1,826,779
   51,000       Star Bulk Carriers Corp.+                                                                                   641,580
   162,300      Wonder Auto Technology, Inc.*+                                                                            1,235,103
                                                                                                                     --------------
                                                                                                                          7,011,230
                                                                                                                     --------------

                Total common stocks: (cost $104,025,288)                                                              $ 104,163,517
                                                                                                                     --------------

  PAR VALUE     SHORT TERM INVESTMENTS:                                                                    14.46%

  5,908,911     Repurchase Agreement                                                                        4.83%         5,908,911
                (Bear Stearns Repurchase agreement 1.2187% due 05/01/08, dated
                04/30/08, maturity value $5,909,111, (collateralized by $5,005,000
                United States Treasury Note, 2.0000%, due 01/15/14, valued at $6,050,702)
                (cost $5,908,911)



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

 10,929,765     Repurchase Agreement                                                                        8.95%      $ 10,929,765
                (Bear Stearns Repurchase agreement 2.4375% due 05/01/08, dated
                04/30/08, maturity value $10,930,505, (collateralized by $9,255,000
                United States Treasury Note, 2.0000%, due 01/15/14, valued at $11,188,661)
                (cost $10,929,765)

   832,014      Repurchase Agreement                                                                        0.68%           832,014
                (Bear Stearns Repurchase agreement 2.0000% due 05/01/08, dated
                04/30/08, maturity value $832,060, (collateralized by $705,000
                United States Treasury Note, 2.0000%, due 01/15/14, valued at $852,297)
                (cost $832,014)
                Total short term investments: (cost $17,670,690)                                                       $ 17,670,690

                TOTAL INVESTMENTS:
                (Cost: $121,695,978)                                                                       99.68%     $ 121,834,207
                Other assets, net of liabilities                                                            0.32%           396,122
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%     $ 122,230,329

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

+ A portion of the shares held are on loan at April 30, 2008 as part of the Fund's security lending program.

Total Market Value of loaned securities at April 30, 2008 was $16,312,819. (see Note 6)


See Notes to Financial Statements


SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $104,025,288 including $16,312,819 market value of loaned securities)
    (Notes 1 and 6)                                                                                                   $ 104,163,517
  Repurchase agreements (identified cost of $17,670,690) (Note 1)                                                        17,670,690
                                                                                                                     --------------
    Total investments (identified cost of $121,695,978)                                                                 121,834,207
  Cash                                                                                                                      191,703
  Interest receivable                                                                                                        19,731
  Dividends receivable                                                                                                          310
  Receivable for securities sold                                                                                         17,919,278
  Receivable for capital stock sold                                                                                          50,474
  Prepaid expenses                                                                                                          117,069
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                       140,132,772
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                          806,091
  Payable for collateral on loaned securities (Note 6)                                                                   16,838,676
  Payable for capital stock redeemed                                                                                        143,027
  Accrued advisor fees                                                                                                       70,834
  Accrued 12b-1 fees                                                                                                         27,707
  Accrued recordkeeping and administrative services fees                                                                      3,043
  Other accrued expenses                                                                                                     13,065
                                                                                                                     --------------
    TOTAL LIABILITIES                                                                                                    17,902,443
                                                                                                                     --------------

                                                                                                                      $ 122,230,329
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,525,216 $0.01 par value shares of beneficial interest outstanding                   $ 131,425,056
  Accumulated net investment income (loss)                                                                                (448,236)
  Accumulated net realized gain (loss) on investments                                                                   (8,884,720)
  Net unrealized appreciation (depreciation) of investments                                                                 138,229
                                                                                                                     --------------
  NET ASSETS                                                                                                          $ 122,230,329
                                                                                                                     ==============

NET ASSET VALUE PER SHARE
                                                                                                                            $ 22.13
  CLASS A SHARES                                                                                                     ==============
  ($119,773,019 / 5,411,712 shares outstanding; 15,000,000 authorized) (Note 2)

                                                                                                                            $ 23.48
  MAXIMUM OFFERING PRICE PER SHARE ($22.13 X 100 / 94.25)                                                            ==============

                                                                                                                            $ 21.65
  CLASS C SHARES                                                                                                     ==============
  ($2,457,310 / 113,504 shares outstanding; 10,000,000 authorized) (Note 2)


See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend income                                                                                                         $ 252,683
  Interest income                                                                                                           393,080
  Income from securities loaned-net (Note 6)                                                                                218,516
                                                                                                                     --------------
    Total investment income                                                                                                 864,279
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         835,038
  Rule 12b-1 and servicing fees (Note 2)
    Class A                                                                                                                 163,690
    Class C                                                                                                                  13,271
  Accounting fees (Note 2)                                                                                                   30,270
  Recordkeeping and administrative services (Note 2)                                                                         58,102
  Custody fees                                                                                                               20,884
  Registration fees (Note 2)                                                                                                 17,405
  Transfer agent fees (Note 2)                                                                                               94,097
  Professional fees                                                                                                          36,547
  Shareholder services and reports (Note 2)                                                                                  32,323
  Miscellaneous                                                                                                              32,113
  Compliance fees                                                                                                            15,067
  Trustee fees                                                                                                                7,448
                                                                                                                     --------------
    Total expenses                                                                                                        1,356,255
  Advisor fee waiver (Note 2)                                                                                              (43,740)
                                                                                                                     --------------
    Net expenses                                                                                                          1,312,515
                                                                                                                     --------------
    Net investment income (loss)                                                                                          (448,236)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                                                               (8,755,829)
  Net increase (decrease) in unrealized appreciation (depreciation) on investments                                     (28,514,561)
                                                                                                                     --------------
    Net realized and unrealized gain (loss) on investments                                                             (37,270,390)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    $ (37,718,626)
                                                                                                                     ==============


See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                   APRIL 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)   OCTOBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                          $ (448,236)   $ (1,410,497)
  Net realized gain (loss) on investments                                                               (8,755,829)       8,779,684
  Change in unrealized appreciation/depreciation on investments                                        (28,514,561)      16,293,069
                                                                                                     --------------  --------------
  Increase (decrease) in net assets from operations                                                    (37,718,626)      23,662,256
                                                                                                     --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains
  A Class                                                                                               (6,465,557)              --
  C Class                                                                                                 (132,346)              --
                                                                                                     --------------  --------------
    Decrease in net assets from distributions                                                           (6,597,903)              --
                                                                                                     --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    A Class                                                                                              19,016,917      51,636,504
    C Class                                                                                                 134,762         886,476
  Distributions reinvested
    A Class                                                                                               6,307,215              --
    C Class                                                                                                 131,634              --
  Shares redeemed
    A Class                                                                                            (20,039,143)    (37,128,794)
    C Class                                                                                               (146,173)       (534,948)
                                                                                                     --------------  --------------
  Increase (decrease) in net assets from capital share transactions                                       5,405,212      14,859,238
                                                                                                     --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                    (38,911,317)      38,521,494
  Beginning of period                                                                                   161,141,646     122,620,152
                                                                                                     --------------  --------------
END OF PERIOD                                                                                         $ 122,230,329   $ 161,141,646
                                                                                                     ==============  ==============


See Notes to Financial Statements


SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS A SHARES
                                                       ----------------------------------------------------------------------------
                                                                                            YEAR ENDED OCTOBER 31,
                                                        SIX MONTHS ENDED    -------------------------------------------------------
                                                         APRIL 30, 2008
                                                          (UNAUDITED)             2007                2006               2005
                                                       -----------------    ----------------    ----------------    ---------------

                                                             $ 30.18             $ 25.59             $ 23.41            $ 20.63
NET ASSET VALUE, BEGINNING OF PERIOD                    ------------        ------------        ------------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                (0.08)              (0.26)              (0.12)             (0.28)
  Net realized and unrealized gain (loss) on                  (6.74)                4.85                4.44               3.90
    investments                                         ------------        ------------        ------------        -----------
  TOTAL FROM INVESTMENT ACTIVITIES                            (6.82)                4.59                4.32               3.62
                                                        ------------        ------------        ------------        -----------
DISTRIBUTIONS
  Net realized gain                                           (1.23)                  --              (2.14)             (0.84)
                                                        ------------        ------------        ------------        -----------

NET ASSET VALUE, END OF PERIOD                               $ 22.13             $ 30.18             $ 25.59            $ 23.41
                                                        ============        ============        ============        ===========

TOTAL RETURN                                                (23.29%)              17.94%              19.39%             17.81%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                     2.02%*              2.06%               2.30%              2.85%
  Expenses, net of reimbursements and fee waivers
    (Note 2)                                                   1.95%*              1.95%               1.95%              1.95%
  Net investment loss, excluding reimbursements
    and fee waivers                                          (0.72%)*            (1.09%)             (1.31%)            (2.21%)
  Net investment loss                                        (0.66%)*            (0.98%)             (0.95%)            (1.31%)
Portfolio turnover rate                                       75.50%             141.91%             154.38%            183.57%
Net assets, end of period (000's)                          $ 119,773           $ 157,917           $ 120,182           $ 19,664
* Annualized
SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           CLASS A SHARES
                                                                                                  ---------------------------------
                                                                                                       YEAR ENDED OCTOBER 31,
                                                                                                  ---------------------------------
                                                                                                       2004               2003
                                                                                                  ---------------    --------------


                                                                                                      $ 18.69           $ 11.67
NET ASSET VALUE, BEGINNING OF PERIOD                                                              -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         (0.34)            (0.34)
  Net realized and unrealized gain (loss) on investments                                               $ 2.57            $ 7.36
                                                                                                  -----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                       2.23              7.02
                                                                                                  -----------        ----------
DISTRIBUTIONS
                                                                                                       (0.29)                --
  Net realized gain                                                                               -----------        ----------

                                                                                                      $ 20.63           $ 18.69
NET ASSET VALUE, END OF PERIOD                                                                    ===========        ==========

TOTAL RETURN                                                                                           10.69%            60.15%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                                                              3.10%             4.04%
  Expenses, net of reimbursements and fee waivers (Note 2)                                              2.54%             2.80%
  Net investment loss, excluding reimbursements and fee waivers                                       (2.93%)           (3.61%)
  Net investment loss                                                                                 (2.36%)           (2.37%)
Portfolio turnover rate                                                                               147.71%           122.31%
Net assets, end of period (000's)                                                                    $ 16,588           $ 8,628
* Annualized


See Notes to Financial Statements


SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C SHARES
                                              -------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,                    PERIOD
                                              SIX MONTHS ENDED     --------------------------------------------------      ENDED
                                               APRIL 30, 2008                                                             OCTOBER
                                                 (UNAUDITED)            2007              2006              2005         31, 2004*
                                              -----------------    --------------    --------------    --------------    ----------

                                                  $ 29.66             $ 25.20           $ 23.23           $ 20.64           $ 20.74
NET ASSET VALUE, BEGINNING OF PERIOD          -----------          ----------        ----------        ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                     (0.16)              (0.45)            (0.23)            (0.33)            (0.21)
  Net realized and unrealized gain (loss)          (6.62)                4.91              4.34              3.75              0.11
    on investments                            -----------          ----------        ----------        ----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                 (6.78)                4.46              4.11              3.42            (0.10)
                                              -----------          ----------        ----------        ----------        ----------
DISTRIBUTIONS
  Net realized gain                                (1.23)                  --            (2.14)            (0.83)                --
                                              -----------          ----------        ----------        ----------        ----------

NET ASSET VALUE, END OF PERIOD                    $ 21.65             $ 29.66           $ 25.20           $ 23.23           $ 20.64
                                              ===========          ==========        ==========        ==========        ==========

TOTAL RETURN                                     (23.57%)              17.70%            18.58%            16.26%           (0.48%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                          2.77%**             2.81%             3.05%             3.60%             4.06%
  Expenses, net of reimbursements and fee
    waivers (Note 2)                                2.70%**             2.70%             2.70%             2.70%             2.99%
  Net investment loss, excluding
    reimbursements and fee waivers                (1.47%)**           (1.91%)           (2.06%)           (2.96%)           (4.60%)
  Net investment loss                             (1.41%)**           (1.80%)           (1.70%)           (2.06%)           (3.53%)
Portfolio turnover rate                            75.50%             141.91%           154.38%           183.57%           147.71%
Net assets, end of period (000's)                 $ 2,457             $ 3,225           $ 2,438             $ 562              $ 93
*Commencement of operation of Class C Shares was April 21, 2004.
**Annualized
SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              CLASS
                                                                                                                                C
                                                          SHARES
-------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED

OCTOBER 31, 2004*
-------------------------------------------------------------------------------------------------------------------------
..

NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT ACTIVITIES
  Net investment income (loss)
  Net realized and unrealized gain (loss) on investments
  TOTAL FROM INVESTMENT ACTIVITIES
DISTRIBUTIONS
  Net realized gain

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                                                                                    **
  Expenses, net of reimbursements and fee waivers (Note 2)                                                                    **
  Net investment loss, excluding reimbursements and fee waivers                                                               **
  Net investment loss                                                                                                         **
Portfolio turnover rate
Net assets, end of period (000's)
*Commencement of operation of Class C Shares was April 21, 2004.
**Annualized


See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION
     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1- quoted prices in active markets for identical securities

     Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
     The following is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                                                                          Valuation
                                                                                                                             Inputs
                                                                                                                     --------------
Investment in Securities
 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                $ 121,834,207
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                      $ 121,834,207
Total                                                                                                                --------------


SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning November 1, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Management has analyzed the Fund's tax positions taken on federal tax returns for all open years (tax periods ended October 31, 2005-2007) for purposes of implementing FIN 48 and has concluded that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATIONS OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

REPURCHASE AGREEMENTS

     The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

SECURITY LOANS

     The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

     Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC, provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse Fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net assets through October 31, 2007. For the six months ended April 30, 2008, the Advisor earned fees of $835,038, of which $43,740 were waived.

     The Advisor is entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2008 was $548,288, and expires as follows:

2005                                                                                                      $ 136,422    Expires 2008

2006                                                                                                        205,903    Expires 2009
2007                                                                                                        162,223    Expires 2010
                                                                                                             43,740
2008                                                                                                 --------------    Expires 2011
                                                                                                          $ 548,288
                                                                                                     --------------


     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended, whereby the Fund may reimburse the Distributor and other parties for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Distributor. The Distributor may incur such distribution expenses at the rate of up to 0.25% per annum on the Fund's A Class average daily net assets, and at the rate of up to 0.75% on the Fund's C Class average daily net assets. For the six months ended April 30, 2008, there were $163,690 and $9,953 of 12b-1 fees incurred by Class A and Class C shares, respectively.

     The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of up to 0.25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended April 30, 2008, there were $3,318 of servicing fees incurred by Class C shares.

     Commonwealth Shareholder Services, Inc. ("CSS"), an affiliate of the Advisor, is Administrator to the Fund and received $58,102 for providing shareholder services, record-keeping, administrative services and blue-sky filings for the six months ended April 30, 2008. Additionally, CSS received $600 and $1,463 of the $32,323 in shareholder services and $17,405 registration fees, respectively for hourly services provided to the Fund.
     First Dominion Capital Corporation ("FDCC"), an affiliate of the Advisor, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees of $1,996 were received by FDCC in connection with the distribution of the Fund's shares during the six months ended April 30, 2008. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase and for certain Class C Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended April 30, 2008, the CDSC for Fund shares redeemed was $10,955.

     Commonwealth Fund Services, Inc. ("CFSI"), an affiliate of the Advisor, is the Fund's Transfer and Dividend Disbursing Agent. CFSI received $94,097 for its services for the six months ended April 30, 2008.

     Commonwealth Fund Accounting ("CFA"), an affiliate of the Advisor, is the Fund's Accounting Agent. CFA received $30,270 for its services for the six months ended April 30, 2008.

     Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or members of the Advisor.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2008 aggregated $106,040,458 and $86,085,271, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales.

     The tax character of distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007 was as follows:

                                                                                                                               Year
                                                                                                                              ended
                                                                                                       Six months ended     October
                                                                                                         April 30, 2008    31, 2007
                                                                                                     ------------------   ---------

Distributions from ordinary income                                                                          $ 3,423,931          $-
                                                                                                              3,173,972          --
Distributions from long-term capital gains                                                           ------------------   ---------
                                                                                                            $ 6,597,903          $-
Total distributions                                                                                  ==================   =========


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                   -------------------------------  -------------------------------
                                                                           SIX MONTHS ENDED
                                                                            APRIL 30, 2008                 SIX MONTHS ENDED
                                                                             (UNAUDITED)                    APRIL 30, 2008
                                                                   -------------------------------            (UNAUDITED)
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                786,403    $ 19,016,917            5,823       $ 134,762
Shares reinvested                                                          236,314       6,307,215            5,028         131,634
                                                                         (842,654)    (20,039,143)          (6,077)       (146,173)
Shares redeemed (a)                                                 --------------  --------------   --------------  --------------
                                                                           180,063     $ 5,284,989            4,774       $ 120,223
Net increase                                                        ==============  ==============   ==============  ==============
                                                                                           $ 1,432                               $-
(a) Net of redemption fees of                                                       ==============                   ==============



                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                   -------------------------------  -------------------------------
                                                                              YEAR ENDED                      YEAR ENDED
                                                                           OCTOBER 31, 2007                OCTOBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                              1,907,250    $ 51,636,504           32,150       $ 886,476
Shares reinvested                                                               --              --               --              --
                                                                       (1,372,106)    (37,128,794)         (20,139)       (534,948)
Shares redeemed (a)                                                 --------------  --------------   --------------  --------------
                                                                           535,144    $ 14,507,710           12,011       $ 351,528
Net increase                                                        ==============  ==============   ==============  ==============
                                                                                           $ 1,102                               $-
(a) Net of redemption fees of                                                       ==============                   ==============


NOTE 6 - SECURITIES LENDING

     The Fund participates in a securities lending program administered by its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At April 30, 2008, securities valued at $16,312,819 were on loan to brokers. For collateral, the Fund received shares of overnight repurchase agreements with Bear Stearns. Income from securities lending amounted to $218,516 for the six months ended April 30, 2008. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

SATUIT CAPITAL MICRO CAP FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Satuit Capital Management, LLC
2807 Gaston Gate
Mt. Pleasant, SC 29466

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

FUND COUNSEL:

Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Satuit Capital Micro Cap Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 567-4030 Toll Free.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                         SATUIT CAPITAL MICRO CAP FUND

                  A series of Satuit Capital Management Trust


               FOR THE SIX MONTHS ENDED APRIL 30, 2008(UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Satuit Capital Management Trust

By: /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Executive Officer

Date: July 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Financial Officer

Date:  July 10, 2008